Business Combinations - Additional Information (Detail) - EUR (€)		1 Months Ended
	Nov. 22, 2016	Dec. 31, 2016
Business Acquisition [Line Items]
Acquisition date	Nov. 22, 2016
Acquisition percentage	100.00%
Consideration transferred	€ 3,000,000,000
Contingent consideration arrangements	0
Consideration allocated to intangible assets	606,700,000
Consideration allocated to other net assets	259,200,000
Consideration allocated to goodwill	€ 2,115,000,000
Net sales from acquiree		€ 25,700,000
Net income loss from acquiree		(5,400,000)
Purchase price allocation adjustments		13,700,000
Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Business acquisition, transaction costs		€ 18,700,000